RELATED PARTIES - Transactions with related parties and balances of accounts (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2018	Jun. 30, 2017	Dec. 31, 2017
Disclosure of transactions between related parties
Revenue	$ 5	$ 35	$ 11	$ 55
Services		37	5	53
Other assets due from related parties	3		3		$ 3
Total accounts receivables and other assets	8		8		26
Accounts payable	2		2		5
Telenor
Disclosure of transactions between related parties
Revenue		28		39
Services		26		36
Joint ventures and associates
Disclosure of transactions between related parties
Revenue	5	7	11	16
Services		$ 11	5	$ 17
Accounts receivable	5		5		23
Accounts payable	$ 2		$ 2		$ 5